Revenue (Details) - Schedule of Disaggregate our Revenue from Contracts - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue by Contract Type
Total	$ 17,993	$ 19,217	$ 36,229	$ 37,688
Total (percent)	100.00%	100.00%	100.00%	100.00%
Fixed Price [Member]
Revenue by Contract Type
Total	$ 15,949	$ 18,084	$ 32,544	$ 34,552
Total (percent)	89.00%	94.00%	90.00%	92.00%
Time and Materials [Member]
Revenue by Contract Type
Total	$ 2,044	$ 1,133	$ 3,685	$ 3,136
Total (percent)	11.00%	6.00%	10.00%	8.00%